Related Parties	12 Months Ended
Dec. 31, 2022
Related Parties [Abstract]
Related Parties
10	Related Parties

10.1	Balances and related party transactions

	Assets balance				Liabilities balance
	Clients		Other assets		Suppliers		Other liabilities
	2022	2021	2022	2021	2022	2021	2022	2021
Controlling shareholder

Wilkes Participações S.A. (i)	-	-	-	-	-	-	2	2
Euris (ii)	-	-	-	-	-	-	1	1
Casino Guichard Perrachon (iii)	-	13	-	-	-	-	21	-
	-	13	-	-	-	-	24	3
Other related parties

GPA (iv)	24	18	234	100	8	8	237	365

Joint venture
Financeira Itaú CBD S.A. Crédito, Financiamento e Investimento (“FIC”) (vi)	49	24	18	14	25	14	-	-
	73	42	252	114	33	22	237	365
Total	73	55	252	114	33	22	261	368

Current	73	55	-	-	33	22	201	368
Non-current	-	-	252	114	-	-	60	-

	Transactions
	Purchases			Revenue (Expenses)
	2022	2021	2020	2022	2021	2020
Controlling shareholder

Wilkes Participações S.A. (i)	-	-	-	(8)	(6)	-
Euris (ii)	-	-	-	(3)	(1)	-
Casino Guichard Perrachon (iii)	-	-	-	(60)	(35)	(19)
	-	-	-	(71)	(42)	(19)
Other related parties

GPA (iv)	-	-	-	(310)	(137)	(183)
Compre Bem	-	-	1	-	(1)	3
Greenyellow (v)	-	-	-	(33)	(26)	(47)
Puntos Colombia	-	-	-	-	-	(114)
Tuya	-	-	-	-	-	24
Others	-	-	-	-	-	(2)

Joint venture

Financeira Itaú CBD S.A. Crédito, Financiamento e Investimento (“FIC”) (vi)	-	-	-	25	15	-
	-	-	1	(318)	(149)	(319)
Total	-	-	1	(389)	(191)	(338)

The related-party transactions are carried out according to prices, terms and conditions agreed upon the parties and are measured substantially at market value, namely:

(i)	Wilkes Participações S.A.: reimbursement of personnel expenses, equipment rental and maintenance.

(ii)	Euris: reimbursement of expenses according to cost sharing contracts (expenses with personnel, expatriates, maintenance, marketing and rent).

(iii)	Casino, Guichard-Perrachon: (i) Agency agreement entered into between GPA, the Company, and Groupe Casino Limited on July 25, 2016, as amended, to regulate the rendering of global sourcing services (global suppliers prospecting and purchasing intermediation) by Casino and reimbursed by Groupe Casino Limited to the Company to recover the reduced gain margins due to Company’s promotions at its stores; (ii) Agency agreement: entered into between GPA, the Company, and Casino International S.A. on December 20, 2004, as amended, for the Company’s representation in the business negotiation of products to be acquired by the Company with international suppliers. (iii) Cost sharing: entered into between Casino, Guichard-Perrachon, Euris, Helicco, Wilkes, GPA, Casino Service and the Company, on August 1, 2014, as amended, to reimburse costs incurred by Casino Group companies in activities of its personnel involving the transfer of know-how; and (iv) Cyber risk agreement: entered into on February 1, 2022 to provide insurance services against cyber risks.

(iv)	GPA: (i) Separation agreement: entered into between the Company and GPA on December 14, 2020, in which the companies undertake to indemnify each other for events that may arise as a result of the corporate reorganization (see note 1.3); (ii) Agreement for onerous assignment of exploration rights of commercial points and other agreements: entered into between the Company and GPA on December 16, 2021 for the acquisition of commercial rights; (iii) Non-residential lease agreements: entered into as of January 31, 2022, due to the acquisition of the Extra Hiper stores; (iv) Purchase and sale of real estate: entered into between GPA, Barzel Retail Fundo de Investimento Imobiliário, on February 23, 2022, for the sale of up to 17 properties owned and owned by GPA to the real estate fund, with the intervention of the Company; and (v) Advertising agreement: entered into between GPA, Editora Globo and the Company, on February 14, 2022, to provide for the provision of advertising services by Editora Globo through the provision of Multicash Cards for the acquisition of various goods in the establishments of the Advertisers (Company and GPA).

As of December 31, 2022, the amount recorded in other assets is substantially composed by R$150 referring to the balance receivable from the sale of 16 Extra Hiper stores and R$82 referring to the indemnification process signed in the separation agreement between the companies that occurred on December 14, 2020. The amount recorded in other liabilities is substantially composed by R$187 referring to the indemnification process and refunds signed in the separation agreement between the parties. As of December 31, 2021, the Company recorded and intercompany liability for an amount of R$201 referring to the acquisition of 20 commercial points.

(v)	Greenyellow: agreement with the Company to set the rules for the lease and maintenance of photovoltaic system equipment by Greenyellow at ASSAÍ stores; and contracts with the Company for the purchase of energy sold on the free market.

(vi)	FIC: execution of business agreements to regulate the rules that promote and sell financial services offered by FIC at the Company’s stores to implement a financial partnership between the Company and Itaú Unibanco Holding S.A. (“Itaú”) in the partnership agreement, namely: (i) banking correspondent services in Brazil; (ii) indemnification agreement in which FIC undertook to hold the Company harmless from losses incurred due to services; FIC and the Company mutually undertook to indemnify each other due to legal proceeding under their responsibility; and (iii) agreement concerning the Company’s provision of information and access to systems to FIC, and vice-versa, in order to offer services.

10.2	Management compensation

Expenses related to the executive board compensation recorded in the Company’s statement of operations is as follows (amounts expressed in thousands reais):

	Base salary (i)			Variable compensation (i)			Stock option plan			Total
	2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020
Board of director	31,971	25,533	-	-	-	-	7,103	7,111	-	39,074	32,644	-
Directors and executive officers	56,241	20,241	12,963	26,310	14,485	7,027	19,785	7,632	4,877	102,337	42,358	24,867
Fiscal council	584	331	-	-	-	-	-	-	-	584	331	-
	88,796	46,105	12,963	26,310	14,485	7,027	26,888	14,743	4,877	141,995	75,333	24,867

(i)	Short-term benefit.

The stock option plan, fully in shares, refers to the Company’s executives and this plan has been recognized in the Company’s statement of operations. The related expenses are allocated to the Company and recorded in the statement of operations against capital reserve – stock options in shareholders’ equity. There are no other short-term or long-term benefits granted to the members of the Company’s management.